--------------------------------------------------------------------------------

SHORT TERM                                600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================






Dear Shareholder:



We are pleased to present the semi-annual report of Short Term Income Fund, Inc. for the period September 1, 2002 through February 28, 2003.

The Fund's Money Market Portfolio had 12,059 shareholders and net assets of $1,334,211,076 as of February 28, 2003. The Government Portfolio had 3,714 shareholders and net assets of $574,582,780 as of February 28, 2003.

We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,



\s\Steven W. Duff


Steven W. Duff
President











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 2003
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Commercial Paper (25.84%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Banco Bilbao Vizcaya Argentaria, S.A.                           04/11/03            1.27%      $  19,971,072
    35,000,000  Banco Bilbao Vizcaya Argentaria, S.A.                           04/15/03            1.27          34,944,437
    10,000,000  Banco Bilbao Vizcaya Argentaria, S.A.                           05/20/03            1.27           9,971,778
    15,000,000  Banco Santander Central Hispano, S.A.                           03/06/03            1.35          14,997,188
    45,000,000  California PCFA (Shell Oil) - Series 1998A                      03/03/03            1.34          45,000,000
    20,000,000  Fountain Square Commercial Funding                              04/11/03            1.27          19,971,072
    20,000,000  General Electric Capital Corporation                            04/28/03            1.77          19,943,611
    45,000,000  Long Lane Master Trust IV - Series A (a)                        03/18/03            1.28          44,972,800
    20,000,000  Long Lane Master Trust IV - Series A (a)                        03/31/03            1.29          19,978,500
    15,000,000  Special Purpose Accounts Receivable                             03/11/03            1.27          14,994,708
    45,000,000  Special Purpose Accounts Receivable                             03/12/03            1.28          44,982,400
    35,000,000  State of Mississippi Taxable GO
                (Mississippi Major Economic Impact)                             12/01/03            1.62          35,001,110
    20,000,000  Winston-Salem, NC COPS                                          04/09/03            1.34          20,000,000
--------------                                                                                                 -------------
   345,000,000  Total Commercial Paper                                                                           344,728,676
--------------                                                                                                 -------------
Domestic Certificate of Deposit (1.50%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Harris Trust & Savings Bank                                     03/01/04            1.33%      $  19,999,003
--------------                                                                                                 -------------
    20,000,000  Total Domestic Certificate of Deposit                                                             19,999,003
--------------                                                                                                 -------------
Floating Rate Notes (18.18%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Caterpillar Financial Services (b)                              07/07/03            1.49%      $  15,000,000
    35,000,000  Credit Agricole (c)                                             01/16/04            1.30          34,999,231
    12,500,000  Credit Suisse First Boston (d)                                  07/21/03            1.82          12,499,516
    30,000,000  Equitable Life Assurance Society with J.P. Morgan Chase (e)     03/20/03            1.39          30,000,000
    15,000,000  General Electric Capital Corporation Extendible Monthly
                Security (f)                                                    03/17/04            1.37          15,000,000
    20,000,000  Mt. Vernon Phenol Plant Partnership with J.P. Morgan Chase (g)
                Guaranteed by General Electric Company                          05/19/03            1.36          20,000,000
    30,000,000  Rabobank Nederland (h)                                          01/22/04            1.29          30,000,000
    30,000,000  Royal Bank of Canada (h)                                        01/28/04            1.29          30,000,000
    15,000,000  Sigma Finance Inc. (i)                                          04/15/03            1.83          14,999,815
    25,000,000  Sun Trust Bank (j)                                              02/03/04            1.37          24,999,420


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Floating Rate Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Verizon Global Funding Floating Rate Step-Up
                Exchangeable Note (k)                                           10/15/03            1.89%      $  15,000,000
--------------                                                                                                 -------------
   242,500,000  Total Floating Rate Notes                                                                        242,497,982
--------------                                                                                                 -------------
Foreign Commercial Paper (7.41%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Alliance & Leicester PLC                                        07/09/03            1.31%      $  29,858,625
    20,000,000  Alliance & Leicester PLC                                        07/21/03            1.28          19,899,811
    14,200,000  Northern Rock PLC                                               03/19/03            1.29          14,190,841
    35,000,000  Yorkshire Building Society                                      04/07/03            1.26          34,954,675
--------------                                                                                                 -------------
    99,200,000  Total Foreign Commercial Paper                                                                    98,903,952
--------------                                                                                                 -------------
Letter of Credit Commercial Paper (18.15%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Banco Continental de Panama S.A.
                LOC ING Bank NV                                                 04/17/03            1.30%      $   9,983,028
    15,500,000  Banco Continental de Panama S.A.
                LOC ING Bank NV                                                 04/28/03            1.27          15,468,285
     8,000,000  Banco Continental de Panama S.A.
                LOC ING Bank NV                                                 06/04/03            1.39           7,970,867
    40,000,000  Banco Rio de La Plata S.A.
                LOC Banco Santander                                             03/06/03            1.34          39,989,017
    50,750,000  Banco Rio de La Plata S.A.
                LOC HSBC Bank US                                                05/27/03            1.90          50,519,426
    25,000,000  BBVA Bancomer S.A.
                LOC ING Bank NV                                                 05/27/03            1.27          24,923,271
    10,000,000  CSN Overseas
                LOC Banco Santander                                             04/14/03            1.80           9,978,244
    21,000,000  Dean Health System Inc.
                LOC Marshall & Ilsley                                           03/18/03            1.28          20,987,307
    10,000,000  Floren Container Inc.
                LOC Bank of America                                             04/22/03            1.27           9,981,655
    15,000,000  Grupo Transportacion Ferroviaria Mexicana S.A. de CV (TFM)
                LOC Standard Chartered Bank                                     04/11/03            1.27          14,978,304
    20,000,000  Louis Dreyfus Corporation
                LOC Barclays Bank PLC                                           03/07/03            1.28          19,995,733
    17,400,000  Vermont EDA - Series A
                LOC First Union National Bank                                   04/08/03            1.30          17,400,000
--------------                                                                                                 -------------
   242,650,000  Total Letter of Credit Commercial Paper                                                          242,175,137
--------------                                                                                                 -------------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2003
(UNUADITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Medium Term Note (0.65%)
------------------------------------------------------------------------------------------------------------------------------------
$    8,619,000  Heller Financial GE                                             05/15/03            2.10%      $   8,719,825
--------------                                                                                                 -------------
     8,619,000  Total Medium Term Note                                                                            8,719,825
--------------                                                                                                 -------------
Other Note (0.42%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,685,000  Manitowoc County, WI TAN                                        07/15/03            1.65%      $   5,685,000
--------------                                                                                                 -------------
     5,685,000  Total Other Note                                                                                  5,685,000
--------------                                                                                                 -------------
Repurchase Agreement (2.70%)
------------------------------------------------------------------------------------------------------------------------------------
$   36,000,000  Bank of America, Repurchase Proceeds at Maturity $36,004,020
                (Collateralized by $49,023,693, GNMA, 6.000% To 8.000%,
                Due 02/15/18 To 01/15/33 Value $36,720,001)                     03/03/03            1.34%      $  36,000,000
--------------                                                                                                 -------------
    36,000,000  Total Repurchase Agreement                                                                        36,000,000
--------------                                                                                                 -------------
Short Term Bank Note (0.75%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Bank of America                                                 05/06/03            2.50%      $  10,000,000
--------------                                                                                                 -------------
    10,000,000  Total Short Term Bank Note                                                                        10,000,000
--------------                                                                                                 -------------
Variable Rate Demand Instruments (18.12%)
------------------------------------------------------------------------------------------------------------------------------------
$    3,555,000  Ali Industries Inc. Project (l)
                LOC National City Bank, Northwest                               07/01/10            1.39%      $   3,555,000
     5,500,000  Allegheny County, PA (Union Electric Steel Corporation) (l)
                LOC PNC Bank, N.A.                                              11/01/27            1.35           5,500,000
     2,005,000  ARS Development Project (l)
                LOC National City Bank, Northwest                               09/01/21            1.39           2,005,000
     1,410,000  B & V Land Company, L.L.C. (l)
                LOC First Michigan Bank                                         09/01/27            1.45           1,410,000
     1,735,000  Bank of Kentucky Building (l)
                LOC Firstar Bank                                                12/01/19            1.50           1,735,000
     3,390,000  Bollman Capital, L.L.C. - Series 1996A (l)
                LOC National City Bank/Michigan National Bank                   12/15/26            1.39           3,390,000
       740,000  Burgess & Niple Limited (l)
                LOC National City Bank, Northwest                               09/01/14            1.39             740,000
     1,530,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project) (l)
                LOC National City Bank, Northwest                               09/01/08            1.39           1,530,000
     3,000,000  California PCFA Environmental Improvement Bonds
                (Shell Oil Company Project) (l)                                 06/01/38            1.31           3,000,000




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$      823,000  Capital One Funding Corporation Floating Rate Option Notes -
                Series 1997D (l)
                LOC Bank One                                                    07/02/18            1.35%      $     823,000
     5,000,000  Catholic Health Initiatives - Series C (l)                      12/01/27            1.60           5,000,000
    13,000,000  City and County of San Francisco (l)
                LOC Bayerische Hypovereinsbank, A.G.                            07/01/34            1.45          13,000,000
    10,000,000  Columbus, GA Development Authority (Foundry Project) (l)
                LOC Bank of Nova Scotia                                         12/01/19            1.35          10,000,000
     1,415,000  Community Limited Care (l)
                LOC Fifth Third Bank                                            12/01/12            1.45           1,415,000
     1,200,000  Crownover Lumber Company (l)
                LOC Fifth Third Bank                                            09/01/08            1.45           1,200,000
       875,000  Crownover Lumber Company (l)
                LOC Fifth Third Bank                                            09/01/08            1.50             875,000
     2,865,000  Defiance Metal Products Company (l)
                LOC National City Bank, Northwest                               09/01/09            1.39           2,865,000
     4,665,000  Dickenson Press, Inc. - Series 1997 (l)
                LOC First Michigan Bank                                         01/01/27            1.45           4,665,000
     1,200,000  Dormont Manufacturing Company, Inc. (l)
                LOC PNC Bank, N.A.                                              03/01/08            1.45           1,200,000
     8,700,000  DP Fox Capital, L.L.C. (l)
                LOC Michigan National Bank                                      09/01/29            1.40           8,700,000
     1,510,000  Erie Funding I - Series 1989 (l)
                Guaranteed by Federal Home Loan Bank                            11/01/16            1.39           1,510,000
     3,330,000  Frank J. Catanzaro Sons and Daughters (l)
                LOC Firstar Bank                                                01/01/15            1.42           3,330,000
     1,650,000  Gesmundo & Associates, Inc. (l)
                LOC National City Bank, Northwest                               08/15/27            1.36           1,650,000
     4,000,000  Global Beverage Systems (l)
                LOC Fifth Third Bank                                            09/01/13            1.38           4,000,000
     1,505,000  Graves Lumber, Inc. Project (l)
                Guaranteed by Federal Home Loan Bank                            11/01/10            1.39           1,505,000
       560,000  Jake Sweeney Automotive, Inc. (l)
                LOC Firstar Bank                                                04/01/10            1.42             560,000
     1,470,000  KBL Capital Fund, Inc. (l)
                LOC Old Kent Bank & Trust Co.                                   07/01/15            1.35           1,470,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2003
(UNUADITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,490,000  Labelle Capital Funding - Series A (l)
                LOC National City Bank, Northwest                               09/01/26            1.40%      $   1,490,000
     1,600,000  Lam Funding, L.L.C. (l)
                LOC National City Bank, Northwest                               12/15/27            1.36           1,600,000
     9,340,000  Lexington Financial Health Care RB - Series 2001 (l)
                LOC LaSalle National Bank                                       02/01/26            1.44           9,340,000
     3,175,000  LKWP Investments, L.L.C. (l)
                LOC First Michigan Bank                                         03/01/27            1.50           3,175,000
     1,065,000  Machining Center (l)
                LOC Comerica Bank                                               10/01/27            1.45           1,065,000
     1,135,000  Madison, WI Community Development Authority RDA
                (Block 90 Percent) (l)
                LOC US Bank, N.A.                                               10/01/08            1.45           1,135,000
     3,655,000  Maryland Health & Educational Facilities Authority
                (Glen Meadows Retirement Community) (l)
                LOC First Union National Bank                                   07/01/29            1.33           3,655,000
     1,500,000  Miami Valley Realty Associates (l)
                LOC Key Bank, N.A.                                              06/01/12            1.50           1,500,000
     4,030,000  Michigan Strategic Fund Limited Obligation
                (Environmental Research Institute of Michigan) (l)
                LOC Fifth Third Bank                                            10/01/11            1.33           4,030,000
     3,175,000  Mobile Airport (l)
                LOC Regions Bank                                                10/01/24            1.34           3,175,000
    15,050,000  Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex) (l)
                LOC Amsouth Bank, N.A.                                          06/01/20            1.35          15,050,000
       955,000  Mount Carmel East Professional Office Building - Series 1994 (l)
                LOC National City Bank, Northwest                               01/01/14            1.39             955,000
     1,355,000  Mount Carmel Partnership Project (l)
                LOC National City Bank, Northwest                               08/01/14            1.39           1,355,000
     3,500,000  Mount Ontario Holdings, LLC (m)
                LOC Firstar Bank                                                04/01/21            1.30           3,500,000
       860,000  Mubea, Inc. Project (l)
                LOC Fifth Third Bank                                            12/01/04            1.40             860,000
     3,765,000  New Federal Cold Storage (l)
                LOC National City Bank, Pennsylvania                            11/01/12            1.39           3,765,000



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  New Jersey EDA Thermal Energy Facilities RB (Marina Energy) (l)
                LOC First Union National Bank                                   09/01/21            1.35%      $   5,000,000
     8,400,000  Newport, KY Industrial Building RB (Aquarium Holdings Project) (l)
                LOC Fifth Third Bank                                            12/01/08            1.38           8,400,000
    10,800,000  New York City HDC MHRB (15th St) - Series 2002A (l)
                LOC Bayerische Hypovereinsbank, A.G.                            12/01/33            1.28          10,800,000
     4,220,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc.) (l)
                LOC National City Bank, Northwest                               12/01/09            1.39           4,220,000
     4,025,000  Ordeal Properties L.L.C. (l)
                LOC Key Bank, N.A.                                              10/01/12            1.40           4,025,000
     6,700,000  Polar Plastics, Inc. (l)
                LOC PNC Bank, N.A.                                              08/01/17            1.40           6,700,000
    11,650,000  PRD Financial L.L.C. (l)
                LOC National City Bank, Northwest                               04/01/27            1.36          11,650,000
     2,275,000  Sacramento County Housing Authority
                (Hidden Oaks Apartments) - Series 1999 (l)
                Guaranteed by Federal National Mortgage Association             05/15/29            1.35           2,275,000
     2,685,000  Seven Z. Enterprises (l)
                LOC PNC Bank, N.A.                                              06/03/13            1.40           2,685,000
       985,000  SGS Tool Company - Series 1996 (l)
                LOC National City Bank, Northwest                               06/01/06            1.39             985,000
     3,330,000  Shelburne Realty & Troy Realty (l)
                LOC National City Bank, Northwest                               04/01/17            1.39           3,330,000
     2,000,000  Soaring Eagle Partners L.P. (l)
                LOC PNC Bank, N.A.                                              10/01/12            1.40           2,000,000
    14,555,000  Southwestern Group, Limited Project (l)
                LOC Firstar Bank                                                07/01/21            1.40          14,555,000
     6,000,000  Stonegate Partners, LLC
                (Stonegate Partners Project) - Series 2002 (l)
                LOC US Bank, N.A.                                               06/01/34            1.39           6,000,000
     5,265,000  Tom Richards, Inc. (Team Land, L.L.C./Team Industries) (l)
                Guaranteed by Federal Home Loan Bank                            12/01/16            1.39           5,265,000
     3,549,000  TRC Medina Investors, Ltd. (l)
                LOC US Bank, N.A.                                               09/15/21            1.39           3,549,000



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2003
(UNUADITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,585,000  UAI Technologies, Inc. - Series 1998 (l)
                LOC First Union National Bank                                   05/01/18            1.44%     $    1,585,000
     1,285,000  Valley City Linen Co. (l)
                LOC First Michigan Bank                                         02/01/27            1.45           1,285,000
     5,140,000  Wise Investments L.L.C. (l)
                LOC National City Bank, Northwest                               11/01/27            1.36           5,140,000
--------------                                                                                                --------------
   241,732,000  Total Variable Rate Demand Instruments                                                           241,732,000
--------------                                                                                                --------------
Yankee Certificates of Deposit (6.00%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Abbey National PLC                                              10/21/03            1.90%     $   15,000,957
    15,000,000  Rabobank Nederland                                              05/16/03            2.63          14,999,691
    30,000,000  Toronto Dominion                                                11/12/03            1.51          30,000,000
    20,000,000  Toronto Dominion                                                11/25/03            1.59          20,000,000
--------------                                                                                                --------------
    80,000,000  Total Yankee Certificates of Deposit                                                              80,000,648
--------------                                                                                                --------------
                Total Investments (99.72%) (Cost $1,330,442,223+)                                              1,330,442,223
                Cash and Other Assets, Net of Liabilities (0.28%)                                                  3,768,853
                                                                                                              --------------
                Net Assets (100.00%)                                                                          $1,334,211,076
                                                                                                              ===============
                Net Asset Value, Offering and Redemption Price Per Share:
                Class A Shares,         335,864,271 Shares Outstanding (Note 3)                               $         1.00
                                                                                                              ==============
                Class B Shares,         874,383,562 Shares Outstanding (Note 3)                               $         1.00
                                                                                                              ==============
                First Southwest Shares, 123,963,243 Shares Outstanding (Note 3)                               $         1.00
                                                                                                              ==============




                + Aggregate cost for federal income tax purpose is identical.














--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a)  Guaranteed by Fleet Bank through Swap Agreement.

(b)  The  interest  rate  changes  quarterly  based upon three  month LIBOR plus
     0.10%.

(c)  The interest rate changes daily based upon Prime minus 2.9525%.

(d)  The  interest  rate  changes  quarterly  based upon three month LIBOR minus
     0.055%.

(e)  The  interest  rate is  adjusted  quarterly  based on one month  LIBOR plus
     0.05%.

(f)  The interest rate changes monthly based upon one month LIBOR plus 0.30%.

(g)  The interest rate is adjusted monthly based on one month LIBOR plus 0.02%.

(h)  The interest rate changes daily based upon Prime minus 2.9575%.

(i)  The interest rate changes daily based upon Prime minus 2.93%.

(j) The interest rate changes daily based upon Federal Funds Effective Rate plus 0.06%.

(k)  The  interest  rate  changes  quarterly  based upon three  month LIBOR plus
     0.60%.

(l) Securities payable on demand at par including accrued interest (with seven days notice). Interest is adjusted weekly.

(m) Securities payable on demand at par including accrued interest (with one days notice). Interest is adjusted daily.

KEY:

     COPS      =   Certificates of Participation                  LOC       =    Letter of Credit
     EDA       =   Economic Development Authority                 MHRB      =    Multi-Family Housing Revenue Bond
     GE        =   General Electric                               PCFA      =    Pollution Control Revenue Bond
     GNMA      =   Government National Mortgage Association       RB        =    Revenue Bond
     GO        =   General Obligations                            RDA       =    Revenue Development Authority
     HDC       =   Housing Development Corporation                TAN       =    Tax Anticipation Note







--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 2003
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Repurchase Agreements (60.57%)
------------------------------------------------------------------------------------------------------------------------------------
$  23,000,000  Bank of America, Repurchase Proceeds at Maturity
               $23,002,568 (Collateralized by $26,818,787, GNMA,
               6.000% to 8.500%, due 01/15/18 to 02/15/33, Value $23,460,001)   03/03/03            1.34%     $   23,000,000
  135,000,000  Bear, Stearns & Co., Repurchase Proceeds at Maturity
               $135,015,188 (Collateralized by $297,141,729, GNMA,
               0.000% to 9.500%, due 09/15/05 to 02/15/33, Value $137,701,830)  03/03/03            1.35         135,000,000
   25,000,000  J.P. Morgan Securities, Inc., Repurchase Proceeds at Maturity
               $25,002,813 (Collateralized by $27,236,056, GNMA,
               5.500% to 8.500%, due 10/15/17 to 02/15/33, Value $25,503,126)   03/03/03            1.35          25,000,000
  140,000,000  Salomon Smith Barney, Inc., Repurchase Proceeds at Maturity
               $140,015,633 (Collateralized by $138,832,996, GNMA,
               3.750% to 26.600%, due 01/20/14 to 01/20/33, Value $142,800,000) 03/03/03            1.34         140,000,000
   25,000,000  UBS Paine Webber, Repurchase Proceeds at Maturity
               $25,002,813 (Collateralized by $39,273,509, GNMA,
               6.000% to 7.500%, due 12/20/28 to 02/15/33, Value $25,503,137)   03/03/03            1.35          25,000,000
-------------                                                                                                  -------------
  348,000,000  Total Repurchase Agreements                                                                       348,000,000
-------------                                                                                                  -------------
U.S. Government Obligations (38.92%)
------------------------------------------------------------------------------------------------------------------------------------
$  75,000,000  U.S. Treasury Bill                                               03/06/03            1.17%      $  74,987,865
   20,000,000  U.S. Treasury Note, 5.50%                                        05/31/03            2.44          20,148,174
   41,000,000  U.S. Treasury Note, 3.88%                                        07/31/03            1.30          41,375,348
   21,000,000  U.S. Treasury Note, 5.75%                                        08/15/03            1.77          21,376,339
   21,000,000  U.S. Treasury Note, 2.75%                                        09/30/03            1.76          21,118,304
   15,000,000  U.S. Treasury Note, 4.25%                                        11/15/03            1.76          15,258,949
   12,000,000  U.S. Treasury Note, 3.00%                                        11/30/03            1.50          12,131,537
   17,000,000  U.S. Treasury Note, 3.00%                                        01/31/04            1.35          17,252,027
-------------                                                                                                  -------------
  222,000,000  Total U.S. Government Obligations                                                                 223,648,543
-------------                                                                                                  -------------
               Total Investments (99.49%)  (Cost $571,648,543+)                                                  571,648,543
               Cash And Other Assets, Net Of Liabilities (0.51%)                                                   2,934,237
                                                                                                               -------------
               Net Assets (100.00%)                                                                            $ 574,582,780
                                                                                                               =============
               Net Asset Value, Offering And Redemption Price Per Share:
               Class A Shares, 213,147,192 Shares Outstanding (Note 3)                                         $        1.00
                                                                                                               =============
               Class B Shares, 361,435,588 Shares Outstanding (Note 3)                                         $        1.00
                                                                                                               =============

               + Aggregate cost for federal income tax purpose is identical.





--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2003
(UNAUDITED)
================================================================================

                                                                       Money Market                U.S. Government
                                                                         Portfolio                     Portfolio
                                                                   ---------------------       -----------------------
INVESTMENT INCOME
Income:

   Interest.....................................................   $          11,160,220       $             4,789,753
                                                                   ---------------------       -----------------------
Expenses: (Note 2)
   Investment management fee....................................               1,927,018                       792,222
   Administration fee...........................................               1,376,441                       639,432
   Distribution fee (First Southwest)...........................                 156,628                       -0-
   Shareholder servicing fee (Class A)..........................                 416,219                       282,417
   Shareholder servicing fee (First Southwest)..................                 156,628                       -0-
   Custodian expenses...........................................                  28,775                        19,826
   Shareholder servicing and related shareholder expenses+......                 333,402                       100,115
   Legal, compliance and filing fees............................                 101,771                        97,303
   Audit and accounting.........................................                  72,866                        57,232
   Directors' fees..............................................                  16,193                         7,943
   Miscellaneous................................................                  16,915                        10,270
                                                                   ---------------------       -----------------------
       Total expenses...........................................               4,602,856                     2,006,760
       Less:
             Fees waived........................................  (               37,591)                      -0-
             Expenses paid indirectly...........................  (                6,242)     (                  4,799)
                                                                   ---------------------       -----------------------
                  Net expenses..................................               4,559,023                     2,001,961
                                                                   ---------------------       -----------------------
Net investment income...........................................               6,601,197                     2,787,792


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................                 -0-                           -0-
                                                                   ---------------------       -----------------------

Increase in net assets from operations..........................   $           6,601,197       $             2,787,792
                                                                   =====================       =======================


+ Includes class specific transfer agency expenses of $122,591, $129,806 and -0- for the Money Market Portfolio for Class A, Class B and First Southwest Shares respectively and ($10,896) and $86,186 for the U.S. Government Portfolio for Class A and Class B, respectively.




--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                    Money Market Portfolio                U.S. Government Portfolio
                                             -----------------------------------    ----------------------------------
                                             Six Months Ended         Year          Six Months Ended        Year
                                             February 28, 2003        Ended         February 28, 2003       Ended
                                                (Unaudited)      August 31, 2002      (Unaudited)       August 31, 2002
                                             ----------------    ---------------    ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income..................  $      6,601,197    $    21,827,913    $      2,787,792    $     9,383,517
    Net realized gain (loss) on investments          -0-                  26,004             -0-                -0-
                                             ----------------    ---------------    ----------------    ---------------
    Increase in net assets from operations.         6,601,197         21,853,917           2,787,792          9,383,517
Dividends to shareholders:
    Net investment income
       Class A.............................  (      1,369,655)   (     6,659,223)   (        897,327)   (     4,636,760)
       Class B.............................  (      4,785,303)   (    15,077,456)   (      1,890,465)   (     4,733,539)
       First Southwest shares..............  (        446,239)   (        91,234)            -0-                -0-
       TRA Class...........................          -0-                -0-                  -0-        (       13,218`)
Net realized gain on investments:
       Class A.............................          -0-         (         9,291)            -0-                -0-
       Class B.............................          -0-         (        16,713)            -0-                -0-
       First Southwest shares..............          -0-                -0-                  -0-                -0-
       TRA Class...........................          -0-                -0-                  -0-                -0-
Capital share transactions (Note 3):
       Class A.............................        13,482,817    (   353,039,581)   (     28,758,589)   (   242,775,216)
       Class B.............................        36,319,837         27,023,068    (     39,397,507)       184,260,032
       First Southwest shares..............  (     3,118,213)        127,081,456             -0-                -0-
       TRA Class...........................          -0-                -0-                  -0-        (    1,056,999)
                                             ----------------    ---------------    ----------------    ---------------
       Total increase (decrease)...........        46,684,441    (   198,935,057)   (     68,156,096)   (   59,572,183)
Net assets:
       Beginning of period.................     1,287,526,635      1,486,461,692         642,738,876        702,311,059
                                             ----------------    ---------------    ----------------    ---------------
       End of period.......................  $  1,334,211,076    $ 1,287,526,635    $    574,582,780    $   642,738,876
                                             ================    ===============    ================    ===============


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a presently comprised of two portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has three classes of stock authorized, Class A, Class B and First Southwest Prime Income Fund (First Southwest Shares) Class. The U.S. Government Portfolio has three classes of stock authorized, Class A, Class B and TRA Class. The Class A shares of each Portfolio, the First Southwest Share Class of the Money Market Portfolio, and the TRA Class of the U.S. Government Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The TRA Class Shares liquidated on August 30, 2002; therefore financial highlights for this class are not presented. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, the Class A and Class B shares of each portfolio, the First Southwest Share Class of the Money Market Portfolio and TRA Class of the U.S. Government Portfolio represent the same interest in the income and assets. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, LLC (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus ..29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

The Manager has agreed to reimburse the Fund for its net operating expenses (exclusive of taxes, brokerage, interest and extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the period ended February 28, 2003.

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of 1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio, the First Southwest Share Class of the Money Market Portfolio and the TRA Class of the U.S. Government Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares, the First Southwest Share Class of the Money Market Portfolio and the TRA Class of the U.S. Government Portfolio. In addition, the Distributor receives .25% per annum in Distribution fees of the First Southwest Share Class' average daily net assets.

During the period ended February 28, 2003, the Distributor voluntarily waived distribution fees of $37,591 for the First Southwest Share Class of the Money Market Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $8,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $304,676 and $153,432 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich &Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $3,170 and $2,407 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.

Included in the statement of operations under the caption "Custodian expenses" are expense offsets $3,072 and $2,392 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock

At February 28,2003, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,334,211,076 and $574,582,780, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Money Market Portfolio                  U.S. Government Portfolio
                                         -----------------------------------       ------------------------------------
                                         Six Months Ended                          Six Months Ended
                                         February 28, 2003      Year Ended         February 28, 2003     Year Ended
                                           (Unaudited)       August 31, 2002          (Unaudited)       August 31, 2002
                                         ---------------     ---------------        --------------      ---------------
Class A

Sold..................................       518,608,461       1,463,834,631           267,701,951         802,043,192
Issued on reinvestment of dividends...         1,267,372           6,372,957               574,102           4,418,635
Redeemed..............................   (   506,393,016)    ( 1,823,247,169)      (   297,034,642)    ( 1,049,237,043)
                                          --------------      --------------        --------------      --------------
Net increase (decrease)...............        13,482,817     (   353,039,581)      (    28,758,589)    (   242,775,216)
                                         ===============      ==============        ==============      ==============

Class B

Sold..................................       637,475,105       1,427,210,648           504,958,040       1,144,999,978
Issued on reinvestment of dividends...         4,968,508          15,550,523             1,986,076           4,779,512
Redeemed..............................   (   608,123,776)    ( 1,415,738,103)      (   546,341,623)    (   965,519,458)
                                          --------------      --------------        --------------      --------------
Net increase (decrease)...............        36,319,837          27,023,068       (    39,397,507)        184,260,032
                                         ===============      ==============        ==============     ===============

                                                              August 5, 2002
                                                       (Commencement of Offering) to
First Southwest Shares                                       August 31, 2002
                                                             ---------------
Sold..................................        67,752,533         140,102,618
Issued on reinvestment of dividends...           473,610              97,780
Redeemed..............................   (    71,344,356)    (    13,118,942)
                                          --------------      --------------
Net increase (decrease)...............   (     3,118,213)        127,081,456
                                          ==============     ===============

TRA Class *
Sold........................................................................              -0-                  277,760
Issued on reinvestment of dividends.........................................              -0-                   12,641
Redeemed....................................................................              -0-          (     1,347,400)
                                                                                   ---------------      --------------
Net increase (decrease).....................................................              -0-          (     1,056,999)
                                                                                   ===============      ==============

*  TRA Class shares liquidated on August 30, 2002.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
4. Financial Highlights

                                                                                   Money Market Portfolio
CLASS A                                        Six Months Ended                     Year Ended August 31,
-------                                       February 28, 2003  ------------------------------------------------------------
                                                 (Unaudited)       2002         2001         2000         1999         1998
                                                 -----------     --------     --------     --------     --------     --------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   --------      --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income......................       0.004         0.014        0.045        0.050        0.042        0.047
Less distributions:
    Dividends from net investment income.......    (  0.004)     (  0.014)    (  0.045)    (  0.050)    (  0.042)    (  0.047)
                                                   --------      --------     --------     --------     --------     --------
Net asset value, end of period.................    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ========      ========     ========     ========     ========     ========
Total Return...................................       0.41%(a)      1.44%        4.59%        5.16%        4.30%        4.80%
Ratios/Supplemental Data
Net assets, end of period (000)................    $ 335,864     $ 322,381    $ 675,289    $ 940,199    $1,193,420   $ 985,377
Ratios to average net assets:
    Expenses(b)................................       0.87%(c)      0.97%        1.01%        0.99%        0.99%        0.97%
    Net investment income......................       0.82%(c)      1.56%        4.55%        5.02%        4.19%        4.57%
    Management and administration fees waived..       0.00%(c)      0.00%        0.00%        0.01%        0.00%        0.02%
    Expenses paid indirectly...................       0.00%(c)      0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Financial Highlights (continued)

                                                                                   Money Market Portfolio
CLASS B                                        Six Months Ended                     Year Ended August 31,
-------                                       February 28, 2003  ------------------------------------------------------------
                                                 (Unaudited)       2002         2001         2000         1999         1998
                                                 -----------     --------     --------     --------     --------     --------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   --------      --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income......................       0.006         0.018        0.049        0.054        0.046        0.050
Less distributions:
    Dividends from net investment income.......    (  0.006)     (  0.018)    (  0.049)    (  0.054)    (  0.046)    (  0.050)
                                                   --------      --------     --------     --------     --------     --------
Net asset value, end of period.................    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ========      ========     ========     ========     ========     ========
Total Return...................................       0.56%(a)      1.80%        5.01%        5.58%        4.67%        5.16%
Ratios/Supplemental Data
Net assets, end of period (000)................    $ 874,384     $ 838,064    $ 811,173    $ 351,335    $ 297,248    $ 296,177
Ratios to average net assets:
    Expenses(b)................................       0.58%(c)      0.61%        0.61%        0.60%        0.64%        0.62%
    Net investment income......................       1.12%(c)      1.78%        4.71%        5.58%        4.55%        5.07%
    Management and administration fees waived..       0.00%(c)      0.00%        0.00%        0.01%        0.00%        0.02%
    Expenses paid indirectly...................       0.00%(c)      0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


================================================================================
4. Financial Highlights (continued)

                                                                        Money Market Portfolio
                                                   ------------------------------------------------------------------
                                                   Six Months Ended                           August 5, 2002
FIRST SOUTHWEST SHARES                             February 28, 2003                    (Commencement of Offering) to
----------------------                                (Unaudited)                             August 31, 2002
                                                      -----------                             ---------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........      $   1.00                                  $     1.00
                                                     ------------                              -------------
Income from investment operations:
    Net investment income......................          0.004                                       0.001
Less distributions:
    Dividends from net investment income.......      (   0.004   )                             (     0.001  )
                                                     ------------                              -------------
Net asset value, end of period.................      $   1.00                                  $     1.00
                                                     ============                              =============
Total Return...................................          0.35%(a)                                    0.07%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................      $    123,963                                 $   127,082
Ratios to average net assets:
    Expenses(b)................................          0.99%(c)                                    0.99%(c)
    Net investment income......................          0.71%(c)                                    0.93%(c)
    Distribution fees waived...................          0.06%(c)                                    0.06%(c)
    Expenses paid indirectly...................          0.00%(c)                                    0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Financial Highlights (continued)

                                                                                 U.S. Government Portfolio
CLASS A                                        Six Months Ended                     Year Ended August 31,
-------                                       February 28, 2003  ------------------------------------------------------------
                                                 (Unaudited)       2002         2001         2000         1999         1998
                                                 -----------     --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   --------      --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income......................       0.004         0.014        0.044        0.048        0.040        0.047
Less distributions:
    Dividends from net investment income.......    (  0.004)     (  0.014)    (  0.044)    (  0.048)    (  0.040)    (  0.047)
                                                   --------      --------     --------     --------     --------     --------
Net asset value, end of period.................    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ========      ========     ========     ========     ========     ========
Total Return...................................       0.39%(a)      1.39%        4.54%        4.95%        4.10%        4.82%
Ratios/Supplemental Data
Net assets, end of period (000)................    $ 213,147     $ 241,906    $ 484,681    $ 491,022    $ 723,952    $ 752,497
Ratios to average net assets:
    Expenses(b)................................       0.78%(c)      0.89%        0.93%        0.94%        0.89%        0.87%
    Net investment income......................       0.79%(c)      1.46%        4.42%        4.77%        4.03%        4.71%
    Expenses paid indirectly...................       0.00%(c)      0.00%        0.00%        0.00%        0.00%        0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
4. Financial Highlights (continued)

                                                                                 U.S. Government Portfolio
CLASS B                                        Six Months Ended                     Year Ended August 31,
-------                                       February 28, 2003  ------------------------------------------------------------
                                                 (Unaudited)       2002         2001         2000         1999         1998
                                                 -----------     --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   --------      --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income......................       0.005         0.017        0.048        0.052        0.043        0.050
Less distributions:
    Dividends from net investment income.......    (  0.005)     (  0.017)    (  0.048)    (  0.052)    (  0.043)    (  0.050)
                                                   --------      --------     --------     --------     --------     --------
Net asset value, end of period.................    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ========      ========     ========     ========     ========     ========
Total Return...................................       0.49%(a)      1.69%        4.91%        5.32%        4.44%        5.15%
Ratios/Supplemental Data
Net assets, end of period (000)................    $ 361,436     $ 400,833    $ 216,573    $ 135,862    $ 117,996    $  70,168
Ratios to average net assets:
    Expenses(b)................................       0.59%(c)      0.58%        0.58%        0.58%        0.56%        0.55%
    Net investment income......................       0.99%(c)      1.61%        4.77%        5.23%        4.32%        5.03%
    Expenses paid indirectly...................       0.00%(c)      0.00%        0.00%        0.00%        0.00%        0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================


                                                  Directors and Officers Information
                                                          February 28, 2003+
--------------------- ---------------- --------------- ----------------------------- ---------------------- ---------------

                                                                                     Number of Portfolios       Other
                        Position(s)    Term of Office    Principal Occupation(s)              in            Directorships
                         Held with     and Length of           During Past               Fund Complex          held by
  Name, Address*,          Fund         Time Served              5 Years             Overseen by Director      Director
      and Age                                                                             or Officer
--------------------- ---------------- --------------- ----------------------------- ---------------------- ---------------
Disinterested Directors:
--------------------- ---------------- --------------- ----------------------------- ---------------------- ---------------
Dr. W. Giles             Director           1980       Professor Emeritus of         Director/Trustee of         N/A
Mellon,                                                Business Administration in    ten other portfolios
Age 71                                                 the Graduate School of
                                                       Management, Rutgers
                                                       University with which he
                                                       has been associated with
                                                       since 1966.
--------------------- ---------------- --------------- ----------------------------- ---------------------- ---------------
Robert Straniere,        Director           1983       Owner, Straniere Law Firm     Director/Trustee of      WPG Funds
Esq., Age 61                                           since 1980 and counsel at     ten other portfolios       Group
                                                       Fisher, Fisher & Berger
                                                       since 1995.
--------------------- ---------------- --------------- ----------------------------- ---------------------- ---------------
Dr. Yung Wong,           Director           1980       Managing Director of Abacus   Director/Trustee of         N/A
Age 64                                                 Associates, an investment     ten other portfolios
                                                       firm, since 1996.
--------------------- ---------------- --------------- ----------------------------- ---------------------- ---------------

+ The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                            Directors and Officers Information (continued)
                                                          February 28, 2003+
---------------------- --------------- -------------- ----------------------------- ---------------------- ---------------
                                                                                    Number of Portfolios       Other
                        Position(s)       Term of       Principal Occupation(s)              in            Directorships
                         Held with        Office              During Past               Fund Complex          held by
   Name, Address*,          Fund       and Length of            5 Years             Overseen by Director      Director
       and Age                          Time Served                                      or Officer
-------------------------- ----------- -------------- ----------------------------- ---------------------- ---------------

Interested Director/Officers:
-------------------------- ----------- -------------- ----------------------------- ---------------------- ---------------
Steven W. Duff,        President and       1994       Manager and President of     Director/Trustee             N/A
Age 49                   Director**                   Reich & Tang Asset           and/or Officer of
                                                      Management, LLC ("RTAM,      fifteen other
                                                      LLC"), a registered          portfolios
                                                      Investment Advisor.
                                                      Associated with RTAM, LLC
                                                      since 1994.
---------------------- --------------- -------------- ---------------------------- ----------------------- ---------------
Richard De Sanctis,    Treasurer and       1994       Executive Vice President,    Officer of fifteen           N/A
Age 46                   Assistant                    CFO of RTAM, LLC.            other portfolios
                         Secretary                    Associated with RTAM, LLC
                                                      since 1990.
---------------------- --------------- -------------- ---------------------------- ----------------------- ---------------
Molly Flewharty,       Vice President      1995       Senior Vice President of     Officer of fifteen           N/A
Age 52                                                RTAM, LLC.  Associated       other portfolios
                                                      with RTAM, LLC since 1977.
---------------------- --------------- -------------- ---------------------------- ----------------------- ---------------
Rosanne Holtzer,         Secretary         1998       Senior Vice President of     Officer of fifteen           N/A
Age 38                      and                       RTAM, LLC.  Associated       other portfolios
                         Assistant                    with RTAM, LLC since 1986.
                         Treasurer
---------------------- --------------- -------------- ---------------------------- ----------------------- ---------------
Lesley M. Jones,       Vice President      1995       Senior Vice President of     Officer of nine other        N/A
Age 54                                                RTAM, LLC.  Associated       portfolios
                                                      with RTAM, LLC since 1973.
---------------------- --------------- -------------- ---------------------------- ----------------------- ---------------
Dana E. Messina,       Vice President      1995       Executive Vice President     Officer of twelve            N/A
Age 46                                                of RTAM, LLC.  Associated    other portfolios
                                                      with RTAM, LLC since 1980.
---------------------- --------------- -------------- ---------------------------- ----------------------- ---------------

+ The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.













--------------------------------------------------------------------------------

SHORT TERM
INCOME
FUND, INC.








                               Semi-Annual Report
                                February 28, 2003
                                   (Unaudited)
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------



Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




STIF2/03S